Shareholder Report, Line Graph (Details) - USD ($)			7 Months Ended	11 Months Ended	12 Months Ended	19 Months Ended	23 Months Ended	31 Months Ended	35 Months Ended	43 Months Ended	47 Months Ended	55 Months Ended	59 Months Ended	67 Months Ended	71 Months Ended	79 Months Ended	83 Months Ended	91 Months Ended	95 Months Ended	107 Months Ended
	Apr. 15, 2018	Dec. 14, 2016	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2025	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2025
C000175541
Account Value [Line Items]
Line Graph and Table Measure Name					Class A (including sales charges)
Accumulated Value		$ 9,450		$ 11,999			$ 11,648		$ 14,000		$ 15,637		$ 19,364		$ 15,579		$ 17,746		$ 22,764	$ 24,594
C000175542
Account Value [Line Items]
Line Graph and Table Measure Name					Class C (including sales charges)
Accumulated Value		9,900		12,487			12,041		14,358		15,923		19,556		15,622		17,662		22,485	24,106
C000201705
Account Value [Line Items]
Line Graph and Table Measure Name					Class P
Accumulated Value	$ 10,000		$ 9,408			$ 11,347		$ 12,722		$ 15,819		$ 12,778		$ 14,616		$ 18,812		$ 20,400
C000175545
Account Value [Line Items]
Line Graph and Table Measure Name					Class R
Accumulated Value		10,000		12,665			12,265		14,707		16,377		20,231		16,239		18,453		23,603	25,444
C000175546
Account Value [Line Items]
Line Graph and Table Measure Name					Class R6
Accumulated Value		10,000		12,739			12,418		14,986		16,802		20,880		16,878		19,293		24,843	26,940
C000175543
Account Value [Line Items]
Line Graph and Table Measure Name					Institutional Shares
Accumulated Value		1,000,000		1,273,900			1,241,798		1,498,229		1,679,515		2,087,805		1,686,320		1,928,138		2,480,935	2,690,822
C000175544
Account Value [Line Items]
Line Graph and Table Measure Name					Investor Shares
Accumulated Value		10,000		12,718			12,382		14,911		16,706		20,730		16,719		19,095		24,548	26,596
Goldman Sachs Index: MSCI ACWI ex USA Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI ACWI ex USA Index (Net, USD, Unhedged)
Accumulated Value		10,000		12,469			11,442		12,731		12,399		16,076		12,101		13,561		16,861	21,064
Goldman Sachs Index: MSCI ACWI ex USA Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI ACWI ex USA Index (Net, USD, Unhedged)
Accumulated Value		10,000		12,469			11,442		12,731		12,399		16,076		12,101		13,561		16,861	21,064
Goldman Sachs Index: MSCI ACWI ex USA Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI ACWI ex USA Index (Net, USD, Unhedged)
Accumulated Value	$ 10,000		$ 8,887			$ 9,889		$ 9,630		$ 12,487		$ 9,399		$ 10,533		$ 13,096		$ 16,361
Goldman Sachs Index: MSCI ACWI ex USA Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI ACWI ex USA Index (Net, USD, Unhedged)
Accumulated Value		10,000		12,469			11,442		12,731		12,399		16,076		12,101		13,561		16,861	21,064
Goldman Sachs Index: MSCI ACWI ex USA Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI ACWI ex USA Index (Net, USD, Unhedged)
Accumulated Value		10,000		12,469			11,442		12,731		12,399		16,076		12,101		13,561		16,861	21,064
Goldman Sachs Index: MSCI ACWI ex USA Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI ACWI ex USA Index (Net, USD, Unhedged)
Accumulated Value		1,000,000		1,246,900			1,144,155		1,273,102		1,239,874		1,607,620		1,210,056		1,356,110		1,686,051	2,106,384
Goldman Sachs Index: MSCI ACWI ex USA Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI ACWI ex USA Index (Net, USD, Unhedged)
Accumulated Value		$ 10,000		$ 12,469			$ 11,442		$ 12,731		$ 12,399		$ 16,076		$ 12,101		$ 13,561		$ 16,861	$ 21,064